Post-Employment Benefits - Summary of Calculation of Net Amount Recognized in Balance Sheet, Corresponding to Defined Benefit Plan (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Net assets of the plans	R$ 18,808	R$ 17,588	R$ 16,520
4 - Net amount recognized in the balance sheet (1+2+3)	34	345	364
Amount recognized in Assets (Note 18a)	731	1,067	1,113
Amount recognized in Liabilities (Note 18b)	(697)	(722)	(749)
Defined Benefit Plans and Variable Contribution And Other Post Employment Benefits Plans [Member]
Disclosure of defined benefit plans [line items]
Net assets of the plans	20,412	19,222	17,807
Actuarial liabilities [member]
Disclosure of defined benefit plans [line items]
Actuarial liabilities	(15,775)	(14,748)	(13,944)
Asset restriction [member]
Disclosure of defined benefit plans [line items]
Asset restriction (*)	(4,603)	(4,129)	(3,499)
BD and CV Plans [member]
Disclosure of defined benefit plans [line items]
4 - Net amount recognized in the balance sheet (1+2+3)	(349)	(120)	(211)
Amount recognized in Assets (Note 18a)	66	345	317
Amount recognized in Liabilities (Note 18b)	(415)	(465)	(528)
BD and CV Plans [member] | Defined Benefit Plans and Variable Contribution And Other Post Employment Benefits Plans [Member]
Disclosure of defined benefit plans [line items]
Net assets of the plans	18,808	17,588	16,520
BD and CV Plans [member] | Actuarial liabilities [member]
Disclosure of defined benefit plans [line items]
Actuarial liabilities	(15,493)	(14,491)	(13,723)
BD and CV Plans [member] | Asset restriction [member]
Disclosure of defined benefit plans [line items]
Asset restriction (*)	(3,664)	(3,217)	(3,008)
CD Plans [member]
Disclosure of defined benefit plans [line items]
4 - Net amount recognized in the balance sheet (1+2+3)	665	722	796
Amount recognized in Assets (Note 18a)	665	722	796
CD Plans [member] | Defined Benefit Plans and Variable Contribution And Other Post Employment Benefits Plans [Member]
Disclosure of defined benefit plans [line items]
Net assets of the plans	1,604	1,634	1,287
CD Plans [member] | Asset restriction [member]
Disclosure of defined benefit plans [line items]
Asset restriction (*)	(939)	(912)	(491)
Other post employment benefits [member]
Disclosure of defined benefit plans [line items]
4 - Net amount recognized in the balance sheet (1+2+3)	(282)	(257)	(221)
Amount recognized in Liabilities (Note 18b)	(282)	(257)	(221)
Other post employment benefits [member] | Actuarial liabilities [member]
Disclosure of defined benefit plans [line items]
Actuarial liabilities	R$ (282)	R$ (257)	R$ (221)